SRIRAMA CONVERTIBLE PROMISSORY NOTE (Details Narrative) - Visiox Pharmaceuticals, Inc. [Member] - USD ($)		12 Months Ended
	Dec. 01, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 27, 2023	Dec. 05, 2023
Short-Term Debt [Line Items]
Fully diluted per share	$ 10.00		$ (0.43)
Valuation Capital	$ 80,000,000
Srirama Associates LLC [Member]
Short-Term Debt [Line Items]
Principal amount	$ 2,000,000	$ 1,000,000
Debt instrument fund				$ 500,000	$ 500,000
Convertible notes payable		990,423
Convertible debt discount		9,577
Amortization expense		$ 427
Debt instrument interest rate		15.00%